Income Tax Expenses - Significant Components of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Accrued expenses and others	¥ 9,245	¥ 4,616
Net operating loss carry forwards	3,511	1,560
Inventory write downs	1,497	421
Deferred income	1,169	191
Total deferred tax assets	15,422	6,788
Less: valuation allowance	(3,146)	(1,554)
Deferred tax assets, net	¥ 12,276	¥ 5,234